INVESTMENTS - Additional Information (Details) ₩ in Millions		1 Months Ended											12 Months Ended
	Apr. 09, 2020	Nov. 30, 2020 USD ($) shares	Aug. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CNY (¥)	Jul. 31, 2019 KRW (₩)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Jun. 30, 2019 shares	Sep. 30, 2018 USD ($) shares	Sep. 30, 2018 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Subsidiary, Sale of Stock [Line Items]
Impairment of investment													$ 2,758,621	¥ 18,000,000		¥ 3,791,039	¥ 7,776,157
Income (Loss) from Equity Method Investments													(331,944)	(2,165,935)		(2,847,260)	(4,292,887)
Payment for equity fund investment													$ 511,677	¥ 3,338,690		0	0
Percentage of issued and outstanding share capital Sold	100.00%
Proceeds from disposal of equity method investees | ¥																694,628	0
Leading Choice
Subsidiary, Sale of Stock [Line Items]
Equity Investment Percentage of Ownership Interest Disposed													20.00%	20.00%
Proceeds from ownership interest disposed | $													$ 30,000
Gain on disposal													30,000	¥ 200,000
Shanyeyunye
Subsidiary, Sale of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																				10.00%	10.00%
Impairment of investment													800,000	5,000,000
Cost method investment																				$ 800,000	¥ 5,000,000
BeijingNaonao
Subsidiary, Sale of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			9.09%																9.09%
Impairment of investment			$ 500,000	¥ 3,000,000
Cost method investments, original cost including transaction cost			$ 500,000																¥ 3,000,000
SIVA
Subsidiary, Sale of Stock [Line Items]
Impairment of investment													1,500,000	10,000,000
Plutux
Subsidiary, Sale of Stock [Line Items]
Impairment of investment											$ 200,000	¥ 1,400,000
Equity method investment ownership ( as a percentage)											8.00%	8.00%
Smart King
Subsidiary, Sale of Stock [Line Items]
Cost method investment | $		$ 5,000,000																					$ 5,000,000
Smart King | Class B ordinary shares
Subsidiary, Sale of Stock [Line Items]
Common stock issued		2,994,011
Nanyang Herbs
Subsidiary, Sale of Stock [Line Items]
Impairment of investment					$ 200,000	¥ 1,200,000
Income (Loss) from Equity Method Investments													300,000	2,200,000		2,800,000	4,300,000
Equity method investment ownership ( as a percentage)					50.00%	50.00%
Cost method investment													500,000					¥ 3,300,000
Impairment in equity and other investments													$ 2,900,000	¥ 19,200,000		8,500,000	¥ 9,200,000
Shanghai Big Data Cultures Media Co
Subsidiary, Sale of Stock [Line Items]
Equity method investment ownership ( as a percentage)													44.46%					44.46%
T3 Entertainment Company Ltd
Subsidiary, Sale of Stock [Line Items]
Total consideration							₩ 6,092.8	$ 5,200,000
Gain on disposal								$ 1,600,000	¥ 10,400,000
Smartposting Co, Ltd.
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage Under Cost Method Investments													14.55%	14.55%
Beijing Ti Knight Network Technology Co., Ltd. ("Beijing Ti Knight")
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage Under Cost Method Investments													9.90%	9.90%
Maxline Holdings Limited Maxline
Subsidiary, Sale of Stock [Line Items]
Equity method investment ownership ( as a percentage)													29.00%					29.00%
Leading Choice Holdings Limited
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Subscribed but Unissued											21,000,000	21,000,000
Shanghai The9 Education Technology Co., Ltd. ("The9 Education Technology")
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage Under Cost Method Investments													19.20%	19.20%
Shanghai Ronglei Culture Communication Co., Ltd. ("Shanghai Ronglei")
Subsidiary, Sale of Stock [Line Items]
Impairment of investment															$ 600,000	4,000,000
Proceeds from disposal of equity method investees															500,000	¥ 3,000,000
Cost method investment															$ 600,000							¥ 4,000,000		$ 800,000	¥ 5,000,000
Plutux Limited ("Plutux")
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage Under Cost Method Investments													8.00%	8.00%
Plutux Limited ("Plutux") | Plutux Limited ("Plutux")
Subsidiary, Sale of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners											20.00%	20.00%
Plutux Limited ("Plutux") | Leading Choice
Subsidiary, Sale of Stock [Line Items]
Proceeds from ownership interest disposed | ¥														¥ 200,000
Zhenjiang Kexin Power System Design and Research Co., Ltd. ("Zhenjiang Kexin")
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage Under Cost Method Investments										9.90%			9.90%	9.90%
Common Stock, Shares Subscribed but Unissued										3,444,882
Shanghai Institute of Visual Art of Fudan University ("SIVA")
Subsidiary, Sale of Stock [Line Items]
Ownership Percentage Under Cost Method Investments													1.28%	1.28%